Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value	$ 50.6	$ 21.0	$ 10.0
Carrying value	$ 49.7	$ 20.6	$ 9.4